DEAN WITTER WORLD WIDE INVESTMENT TRUST           TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS MARCH 31, 1998         YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Global equity markets had mixed results over the last twelve months. The Morgan Stanley Capital International (MSCI) World Index returned an impressive 30.22 percent, in spite of the turmoil in Asian and other emerging markets. The index's two largest components, the United States and Europe, made significant contributions to this return with their exceptionally strong performances over the period, while Japan's and Asia's sharp declines placed a drag on the Index's return.

The market plunge in Asia was severe and widespread, with most markets down 50 to 70 percent in dollar terms. Even Hong Kong, whose currency withstood the crisis, dropped 15.1 percent. In Japan, the combination of a weakening economy coupled with the sharp contraction in Asia accounted for another disappointing (-11.5 percent*) year of performance.

The U.S. market, on the other hand, operating in an environment of low inflation and steady economic growth, generated a surprisingly strong 47.97 percent* return. In Europe, the strong catalysts of weak domestic currencies, positive sentiment toward European Monetary Union (EMU), low rates and a resumption of economic growth allowed these countries to mirror the rally in the United States. Especially strong performances were seen in Italy (+83.0 percent*), Spain (+76.5 percent*), Portugal (+71.6 percent*) and the United Kingdom (+43.1 percent*).

PERFORMANCE

For the fiscal year ended March 31, 1998, Dean Witter World Wide Investment Trust's Class B shares posted a total return of 16.68 percent versus 30.22 percent for the MSCI World Index and 27.19 percent for the Lipper Global Funds Index. The Fund underperformed its benchmarks during the period under review due to its overweighting of Japan and the Pacific Rim and its underweighting of the United States. The accompanying chart illustrates the growth of a $10,000 investment in the Fund for the ten-year period ended March 31, 1998, versus similar hypothetical investments in the MSCI World Index and the Lipper Global Funds Index. Since their inception on July 28, 1998,

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 1998, CONTINUED

the Fund's Class A, C and D shares had total returns of 2.93 percent, 2.45 percent and 3.14 percent, respectively. The performance of the Fund's four share classes varies because of differing charges and expenses.

In response to the market decline in Japan and the economic crisis in Asia, the Fund reduced its exposure to those regions. At period end, the Fund's asset allocation targets were 38 percent Europe (overweighted relative to the MSCI World Index), 35 percent United States (underweighted), 6 percent Japan (underweighted), 6 percent Asia (overweighted), 6 percent Latin America (overweighted), 8 percent cash and 1 percent other.

APPROVED PLAN OF REORGANIZATION

On January 29, 1998, the Board of Trustees of Dean Witter World Wide Investment Trust voted to recommend to shareholders a plan of reorganization whereby the Fund would be merged into Dean Witter Global Dividend Growth Securities and shareholders of Dean Witter World Wide Investment Trust would become shareholders of Dean Witter Global Dividend Growth Securities receiving shares of Dean Witter Global Dividend Growth Securities with a value equal to their holdings in Dean Witter World Wide Investment Trust. Each shareholder of Dean Witter World Wide Investment Trust would receive the class of shares of Dean Witter Global Dividend Growth Securities that corresponds to the class of shares of Dean Witter World Wide Investment Trust currently held by such shareholder. On May 21, 1998, at a special meeting of shareholders, this plan was approved. The voting results were as follows:

VOTE                                                                                                         NO. OF SHARES
---------------------------------------------------------------------------------------------------------  -----------------
For......................................................................................................          9,992,274
Against..................................................................................................            318,424
Abstain..................................................................................................            903,082

We appreciate your past support of Dean Witter World Wide Investment Trust.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

* Data provided by Lipper Analytical Services. Inc.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FUND PERFORMANCE MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Growth of $10,000 -- Class B
              Shares
($ in Thousands)
                                           Fund    MSCI World(4)   Lipper(5)
March-1988                              $10,000          $10,000     $10,000
March-1989                             $ 10,931         $ 11,107    $ 11,224
March-1990                              $11,597          $10,675     $12,547
March-1991                              $11,921          $11,068     $13,034
March-1992                              $12,795          $10,793     $14,072
March-1993                              $13,274          $11,853     $15,287
March-1994                              $16,854          $13,232     $18,574
March-1995                              $15,123          $14,224     $18,587
March-1996                              $17,573          $16,794     $22,539
March-1997                              $17,856          $18,085     $25,210
March-1998                           $20,834(3)          $23,550     $32,064

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS*
----------------------------------------------------------------------------------------------------
                   CLASS B**                                            CLASS A+
-----------------------------------------------      -----------------------------------------------
1 Year                      16.68(1)     11.68(2)    From Inception (7/28/97)     2.93(1)     (2.48)(2)
5 Years                      9.44(1)      9.16(2)
10 Years                     7.62(1)      7.62(2)

                   CLASS C++                                             CLASS D++
-----------------------------------------------       -----------------------------------------------
From Inception (7/28/97)     2.45(1)      1.52(2)     From Inception (7/28/97)    3.14(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on March 31, 1998.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the US, Canada, Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Global Funds Index is an equally-weighted performance index of the largest qualifying funds (bases on net assets) in the Lipper Global Funds objective. The Index, which is adjusted for capital gains distributions, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 * For periods of less than one year, the fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The
   CDSC declines to 0% after six years.
 + The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
 ++ Class D shares have no sales charge.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS,
                  AND BONDS (98.0%)
                  ARGENTINA (1.1%)
                  ENERGY
        378,300   Perez Companc S.A. (Class B)....................................................  $  2,561,475
                                                                                                    ------------
                  TELECOMMUNICATIONS
         27,400   Telecom Argentina Stet - France Telecom S.A. (Class B) (ADR)....................       981,263
                                                                                                    ------------
                  TOTAL ARGENTINA.................................................................     3,542,738
                                                                                                    ------------

                  AUSTRALIA (1.4%)
                  BANKING
         73,300   Westpac Banking Corp., Ltd......................................................       490,846
                                                                                                    ------------
                  COMMERCIAL SERVICES
         89,500   Mayne Nickless Ltd..............................................................       461,933
                                                                                                    ------------
                  FOODS & BEVERAGES
        202,800   Goodman Fielder Ltd.............................................................       314,816
                                                                                                    ------------
                  OIL - EXPLORATION & PRODUCTION
        275,600   Oil Search Ltd..................................................................       486,913
                                                                                                    ------------
                  TELECOMMUNICATIONS
         54,200   Telstra Corp. Ltd. (ADR)........................................................     2,801,463
                                                                                                    ------------
                  TOTAL AUSTRALIA.................................................................     4,555,971
                                                                                                    ------------

                  BRAZIL (1.8%)
                  ENERGY
      7,501,600   Petroleo Brasileiro S.A. (Pref.)................................................     1,781,383
                                                                                                    ------------
                  RETAIL
         40,000   Makro Atacadista S.A. (GDR).....................................................       510,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
          8,400   Telecomunicacoes Brasileiras S.A. (ADR).........................................     1,090,425
                                                                                                    ------------
                  UTILITIES - ELECTRIC
     55,740,000   Companhia Energetica de Minas Gerais S.A. (Pref.)...............................     2,711,013
                                                                                                    ------------

                  TOTAL BRAZIL....................................................................     6,092,821
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

                  CANADA (1.3%)
                  AIRLINES
         54,200   Air Canada*.....................................................................  $    490,610
                                                                                                    ------------
                  BANKING
         10,600   Royal Bank of Canada............................................................       628,339
                                                                                                    ------------
                  OIL - EXPLORATION & PRODUCTION
         71,600   Poco Petroleums Ltd.*...........................................................       774,204
                                                                                                    ------------
                  PHARMACEUTICALS
        100,000   BioChem Pharma, Inc.*...........................................................     2,412,500
                                                                                                    ------------

                  TOTAL CANADA....................................................................     4,305,653
                                                                                                    ------------

                  CHILE (0.5%)
                  BEVERAGES - SOFT DRINKS
         67,700   Embotelladora Andina S.A. (Series A) (ADR)......................................     1,557,100
                                                                                                    ------------

                  COLOMBIA (0.1%)
                  RETAIL
          7,900   Gran Cadena Almacenes (ADR) (B Shares) (Pref.)..................................        42,462
         64,720   Gran Cadena Almacenes (Class B) (Pref.) (ADR) - 144A**..........................       388,320
                                                                                                    ------------

                  TOTAL COLOMBIA..................................................................       430,782
                                                                                                    ------------

                  DENMARK (0.8%)
                  HEALTHCARE
          5,030   William Demant Holding AS ......................................................       285,528
                                                                                                    ------------
                  PHARMACEUTICALS
         14,000   Novo-Nordisk AS (Series B)......................................................     2,384,128
                                                                                                    ------------

                  TOTAL DENMARK...................................................................     2,669,656
                                                                                                    ------------

                  FINLAND (0.4%)
                  TELECOMMUNICATIONS EQUIPMENT
         11,700   Nokia (Series A)................................................................     1,256,663
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  FRANCE (7.2%)
                  BANKING
         33,300   Banque Nationale de Paris.......................................................  $  2,590,717
         20,000   Credit Commercial de France.....................................................     1,644,854
                                                                                                    ------------
                                                                                                       4,235,571
                                                                                                    ------------
                  CONSUMER PRODUCTS
         14,500   Societe BIC S.A.................................................................     1,105,364
                                                                                                    ------------
                  ELECTRICAL EQUIPMENT
         12,000   Alcatel Alsthom.................................................................     2,254,969
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS
         13,640   SGS-Thomson Microelectronics N.V.*..............................................     1,073,084
                                                                                                    ------------
                  ENERGY
         11,150   Total S.A. (B Shares)...........................................................     1,340,378
                                                                                                    ------------
                  INSURANCE
         41,000   AXA-UAP.........................................................................     4,226,531
                                                                                                    ------------
                  LEISURE
         11,300   Accor S.A.......................................................................     2,903,054
         10,960   Canal Plus......................................................................     2,057,767
                                                                                                    ------------
                                                                                                       4,960,821
                                                                                                    ------------
                  PHARMACEUTICALS
          8,600   Genset (ADR)*...................................................................       247,250
                                                                                                    ------------
                  TECHNOLOGY RELATED
          2,840   Altran Technologies S.A.........................................................       360,220
                                                                                                    ------------
                  TELECOMMUNICATIONS
         66,400   France Telecom S.A. (ADR).......................................................     3,535,800
                                                                                                    ------------
                  TEXTILES
          1,593   Deveaux S.A.....................................................................       235,771
                                                                                                    ------------
                  WHOLESALE DISTRIBUTOR
          3,150   Societe Manutan.................................................................       276,369
                                                                                                    ------------

                  TOTAL FRANCE....................................................................    23,852,128
                                                                                                    ------------

                  GERMANY (2.3%)
                  APPAREL
            210   Hugo Boss AG (Pref.)............................................................       330,539
                                                                                                    ------------
                  AUTOMOBILES
          2,750   Bayerische Motoren Werke (BMW) AG...............................................     3,041,838
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  CHEMICALS
          5,000   Henkel KG (Pref.)...............................................................  $    363,479
         23,625   Hoechst AG......................................................................       925,807
                                                                                                    ------------
                                                                                                       1,289,286
                                                                                                    ------------
                  INSURANCE
          1,250   Marschollek, Lautenschlaeger und Partner AG (Pref.).............................       411,753
                                                                                                    ------------
                  MACHINERY
            648   GEA AG..........................................................................       267,430
                                                                                                    ------------
                  RETAIL
            893   CeWe Color Holdings AG..........................................................       224,602
                                                                                                    ------------
                  UTILITIES - ELECTRIC
         28,000   Veba AG.........................................................................     1,987,019
                                                                                                    ------------

                  TOTAL GERMANY...................................................................     7,552,467
                                                                                                    ------------

                  HONG KONG (2.8%)
                  BANKING
         85,000   Dao Heng Bank Group Ltd.........................................................       251,220
        112,100   Hang Seng Bank Ltd..............................................................     1,095,942
                                                                                                    ------------
                                                                                                       1,347,162
                                                                                                    ------------
                  CONGLOMERATES
        275,000   Hutchison Whampoa, Ltd..........................................................     1,934,320
         24,000   Shanghai Industrial Holdings Ltd................................................        98,190
         70,000   Swire Pacific Ltd. (Class A)....................................................       370,409
                                                                                                    ------------
                                                                                                       2,402,919
                                                                                                    ------------
                  ELECTRONICS
         93,000   Johnson Electric Holdings, Ltd..................................................       397,292
                                                                                                    ------------
                  REAL ESTATE
        310,000   Cheung Kong (Holdings) Ltd......................................................     2,200,511
        125,000   New World Development Co., Ltd..................................................       441,231
         72,000   Sun Hung Kai Properties Ltd.....................................................       490,178
                                                                                                    ------------
                                                                                                       3,131,920
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS
        540,400   Hong Kong Telecommunications Ltd................................................  $  1,115,924
                                                                                                    ------------
                  UTILITIES
         80,000   Hong Kong & China Gas Co., Ltd..................................................       134,225
                                                                                                    ------------
                  UTILITIES - ELECTRIC
        180,000   CLP Holdings Ltd................................................................       906,017
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................     9,435,459
                                                                                                    ------------

                  INDIA (0.2%)
                  AUTOMOBILES
         18,500   Mahindra & Mahindra Ltd. (GDR)..................................................       154,937
                                                                                                    ------------
                  BANKING
         13,200   State Bank of India (GDR).......................................................       235,884
                                                                                                    ------------
                  METALS & MINING
         10,000   Hindalco Industries Ltd. (GDR)..................................................       175,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
          3,000   Mahanagar Telephone Nigam Ltd. (GDR)............................................        51,525
                                                                                                    ------------
                  TOTAL INDIA.....................................................................       617,346
                                                                                                    ------------
                  INDONESIA (0.1%)
                  AGRICULTURE
        300,000   PT London Sumatra Indonesia.....................................................        95,058
                                                                                                    ------------
                  METALS & MINING
        150,000   PT Tambang Timah................................................................       126,454
                                                                                                    ------------
                  OIL & GAS EXPLORATION
          8,000   Gulf Indonesia Resources Ltd.*..................................................       144,000
                                                                                                    ------------
                  TOTAL INDONESIA.................................................................       365,512
                                                                                                    ------------
                  ITALY (1.0%)
                  APPLIANCES & HOUSEHOLD DURABLES
         10,700   Industrie Natuzzi SpA (ADR).....................................................       295,588
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  BANKING
          4,000   Banca Popolare di Bergamo Credito Varesino SpA..................................  $     91,573
         21,600   Banca Popolare di Brescia SpA...................................................       352,786
                                                                                                    ------------
                                                                                                         444,359
                                                                                                    ------------
                  ELECTRICAL EQUIPMENT
          5,000   Gewiss SpA......................................................................       138,622
                                                                                                    ------------
                  ELECTRONICS
          5,450   Saes Getters SpA................................................................       103,525
                                                                                                    ------------
                  LIFE INSURANCE
          6,600   Mediolanum SpA..................................................................       198,199
                                                                                                    ------------
                  TELECOMMUNICATIONS
        260,000   Seat SpA*.......................................................................       151,589
        260,000   Telecom Italia SpA..............................................................     2,050,453
                                                                                                    ------------
                                                                                                       2,202,042
                                                                                                    ------------

                  TOTAL ITALY.....................................................................     3,382,335
                                                                                                    ------------

                  JAPAN (5.6%)
                  APPAREL
          2,000   World Co., Ltd..................................................................        46,550
                                                                                                    ------------
                  AUTO PARTS
          8,000   NGK Spark Plug Co., Ltd.........................................................        54,358
                                                                                                    ------------
                  AUTOMOBILES
         22,000   Mitsubishi Motors Corp..........................................................        61,116
         65,000   Suzuki Motor Corp., Ltd.........................................................       610,031
                                                                                                    ------------
                                                                                                         671,147
                                                                                                    ------------
                  BANKING
         90,000   Bank of Tokyo-Mitsubishi Ltd....................................................     1,094,677
         70,000   Sumitomo Trust & Banking Corp...................................................       452,511
                                                                                                    ------------
                                                                                                       1,547,188
                                                                                                    ------------
                  BEVERAGES
          2,000   Itoen, Ltd......................................................................        58,413
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
        140,000   Sekisui House Ltd...............................................................     1,145,732
                                                                                                    ------------
                  BUSINESS & PUBLIC SERVICES
          2,000   Nichii Gakkan Co................................................................        63,819
         19,000   Secom Co........................................................................     1,162,625
                                                                                                    ------------
                                                                                                       1,226,444
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  BUSINESS SERVICES
          2,000   Meitec..........................................................................  $     62,617
                                                                                                    ------------
                  CHEMICALS
        231,000   Asahi Chemical Industrial Co., Ltd..............................................       863,713
         91,000   Nippon Shokubai K.K. Co.........................................................       508,326
          8,000   Sumitomo Bakelite Co., Ltd......................................................        49,553
                                                                                                    ------------
                                                                                                       1,421,592
                                                                                                    ------------
                  ELECTRICAL EQUIPMENT
         36,000   Canon, Inc......................................................................       813,575
         12,700   Mabuchi Motor Co................................................................       705,609
         55,000   Matsushita Electric Industrial Co., Ltd.........................................       883,700
         39,000   Minebea Co., Ltd................................................................       427,510
          3,000   Mitsui High-Tec, Inc............................................................        62,843
     Y    5,000 K Nippon Densan Corp. 1.00% 09/30/03 (Conv.)......................................        62,242
          9,000   Rohm Co., Ltd...................................................................       824,386
          3,000   Tokyo Seimitsu Co., Ltd.........................................................        76,132
                                                                                                    ------------
                                                                                                       3,855,997
                                                                                                    ------------
                  ELECTRONICS
         14,000   Sony Corp.......................................................................     1,187,777
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
          2,000   Shinko Electric Industries Co., Ltd.............................................        83,189
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
         52,000   Kajima Corp.....................................................................       175,689
                                                                                                    ------------
                  FINANCIAL SERVICES
         59,000   Nomura Securities Co., Ltd......................................................       695,473
                                                                                                    ------------
                  INSURANCE
        110,000   Tokio Marine & Fire Insurance Co................................................     1,230,573
                                                                                                    ------------
                  MACHINERY
         69,000   Asahi Diamond Industrial Co., Ltd...............................................       331,556
          8,000   OSG Corp........................................................................        47,932
                                                                                                    ------------
                                                                                                         379,488
                                                                                                    ------------
                  METALS
          4,000   Sumitomo Sitix Corp.............................................................        55,860
          3,000   Sumitomo Special Metals.........................................................        62,392
                                                                                                    ------------
                                                                                                         118,252
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  PAPER PRODUCTS
         10,000   Tomoegawa Paper Co. Ltd.........................................................  $     32,585
                                                                                                    ------------
                  REAL ESTATE
            700   Chubu Sekiwa Real Estate, Ltd...................................................         3,894
            400   Japan Industrial Land Development...............................................         1,066
                                                                                                    ------------
                                                                                                           4,960
                                                                                                    ------------
                  RETAIL
          1,650   Circle K Japan Co., Ltd.........................................................        68,136
         14,200   Family Mart Co., Ltd............................................................       533,073
          2,530   Ministop Co., Ltd...............................................................        57,176
          2,000   Shimamura Co., Ltd..............................................................        44,598
                                                                                                    ------------
                                                                                                         702,983
                                                                                                    ------------
                  STEEL & IRON
        529,000   NKK Corp........................................................................       476,612
                                                                                                    ------------
                  TELECOMMUNICATIONS
            277   DDI Corp........................................................................       682,153
            117   Nippon Telegraph & Telephone Corp...............................................       975,073
                                                                                                    ------------
                                                                                                       1,657,226
                                                                                                    ------------
                  TEXTILES
         84,000   Kuraray Co., Ltd................................................................       737,893
                                                                                                    ------------
                  TRANSPORTATION
        160,000   Nippon Yusen Kabushiki Kaisha...................................................       575,419
         49,000   Yamato Transport Co., Ltd.......................................................       581,275
                                                                                                    ------------
                                                                                                       1,156,694
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................    18,729,432
                                                                                                    ------------

                  MALAYSIA (0.7%)
                  AGRICULTURE
        200,000   IOI Corporated Berhad...........................................................       153,425
                                                                                                    ------------
                  GAMING
         91,000   Berjaya Sports Toto Berhad......................................................       246,822
                                                                                                    ------------
                  TELECOMMUNICATIONS
        243,000   Telekom Malaysia Berhad.........................................................       838,849
                                                                                                    ------------
                  UTILITIES - ELECTRIC
        392,000   Tenaga Nasional Berhad..........................................................       988,055
                                                                                                    ------------

                  TOTAL MALAYSIA..................................................................     2,227,151
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  MEXICO (2.7%)
                  CONGLOMERATES
        323,300   ALFA, S.A. de C.V. (Class A)....................................................  $  1,829,642
                                                                                                    ------------
                  FINANCIAL SERVICES
      4,518,100   Grupo Financiero Bancomer S.A. de C.V. (B Shares)...............................     2,705,449
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
        321,800   Fomento Economico Mexicano, S.A. de C.V. (B Shares).............................     2,323,670
         50,900   Panamerican Beverages, Inc. (Class A)...........................................     2,042,363
                                                                                                    ------------
                                                                                                       4,366,033
                                                                                                    ------------

                  TOTAL MEXICO....................................................................     8,901,124
                                                                                                    ------------

                  NETHERLANDS (5.4%)
                  APPLIANCES & HOUSEHOLD DURABLES
          1,014   Koninklijke Ahrend Groep NV.....................................................        35,910
                                                                                                    ------------
                  CHEMICALS
         11,900   Akzo Nobel NV...................................................................     2,418,374
                                                                                                    ------------
                  COMPUTER SOFTWARE
         10,900   Baan Co., NV*...................................................................       521,489
                                                                                                    ------------
                  FINANCIAL SERVICES
         54,158   ING Groep NV....................................................................     3,074,472
                                                                                                    ------------
                  INSURANCE
         23,387   Aegon NV........................................................................     2,844,956
                                                                                                    ------------
                  MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS
         30,000   Philips Electronics NV..........................................................     2,202,601
                                                                                                    ------------
                  MEDIA
         40,000   PolyGram NV.....................................................................     1,833,101
         12,174   Wolters Kluwer NV...............................................................     1,740,895
                                                                                                    ------------
                                                                                                       3,573,996
                                                                                                    ------------
                  OIL & GAS
          5,660   Fugro NV........................................................................       222,717
                                                                                                    ------------
                  PUBLISHING
         60,000   Ver Ned Utigev Ver Bezit NV.....................................................     2,052,882
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  RETAIL
         36,882   Koninklijke Ahold NV............................................................  $  1,191,113
                                                                                                    ------------

                  TOTAL NETHERLANDS...............................................................    18,138,510
                                                                                                    ------------

                  PHILIPPINES (0.1%)
                  ELECTRONICS
         96,000   First Philippine Holdings Corp. (B Shares)......................................        91,501
                                                                                                    ------------
                  TRANSPORTATION
         13,200   International Container Terminal Services, Inc. ................................         1,922
                                                                                                    ------------
                  UTILITIES - ELECTRIC
         30,000   Manila Electric Co. (B Shares)..................................................        98,491
                                                                                                    ------------
                  UTILITIES - TELEPHONE
          5,000   Philippine Long Distance Telephone Co. (ADR)....................................       139,375
                                                                                                    ------------

                  TOTAL PHILIPPINES...............................................................       331,289
                                                                                                    ------------

                  PORTUGAL (0.1%)
                  MEDIA
         30,000   Journalgeste....................................................................       285,412
                                                                                                    ------------

                  SINGAPORE (1.0%)
                  BANKING
        192,400   Overseas Chinese Banking Corp., Ltd.............................................     1,085,456
         53,000   Overseas Union Bank Ltd.........................................................       207,006
                                                                                                    ------------
                                                                                                       1,292,462
                                                                                                    ------------
                  CONGLOMERATES
        160,000   Singapore Technologies Engineering Ltd.*........................................       141,847
                                                                                                    ------------
                  ELECTRICAL EQUIPMENT
         65,000   GP Batteries International Ltd..................................................       213,577
                                                                                                    ------------
                  ELECTRONICS
        117,500   Venture Manufacturing Ltd.......................................................       437,074
                                                                                                    ------------
                  PUBLISHING
         10,208   Singapore Press Holdings Ltd....................................................       117,079
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
         59,000   City Developments Ltd...........................................................  $    290,793
        100,000   DBS Land Ltd....................................................................       169,250
                                                                                                    ------------
                                                                                                         460,043
                                                                                                    ------------
                  SHIPBUILDING
         11,000   Jurong Shipyard Ltd.............................................................        57,285
                                                                                                    ------------
                  TRANSPORTATION
         81,000   Singapore Airlines Ltd..........................................................       577,495
                                                                                                    ------------
                  UTILITIES - TELECOMMUNICATIONS
         45,000   Singapore Telecommunications, Ltd...............................................        79,231
                                                                                                    ------------
                  TOTAL SINGAPORE.................................................................     3,376,093
                                                                                                    ------------

                  SOUTH AFRICA (0.5%)
                  BANKING
         26,100   Amalgamated Bank South Africa Group Ltd.........................................       237,249
                                                                                                    ------------
                  CONGLOMERATES
         16,700   Rembrandt Group Ltd.............................................................       138,033
                                                                                                    ------------
                  FOOD MANUFACTURER
         78,900   Illovo Sugar Limited............................................................       134,818
                                                                                                    ------------
                  LIFE INSURANCE
          4,300   Liberty Life Association of Africa Ltd..........................................       145,242
                                                                                                    ------------
                  MACHINERY
         22,500   Barlow Ltd......................................................................       183,290
                                                                                                    ------------
                  METALS & MINING
         11,500   De Beers Consolidated Mines Ltd. (Units)++......................................       250,884
                                                                                                    ------------
                  OIL & GAS
         26,000   Sasol Ltd.......................................................................       210,769
                                                                                                    ------------
                  RETAIL
        164,316   New Clicks Holdings Ltd.........................................................       287,300
                                                                                                    ------------
                  TOTAL SOUTH AFRICA..............................................................     1,587,585
                                                                                                    ------------
                  SOUTH KOREA (0.2%)
                  ELECTRICAL EQUIPMENT
          2,000   Samsung Display Devices Co......................................................        93,930
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONICS
          4,000   Samsung Electronics Co..........................................................  $    210,983
            135   Samsung Electronics Co. (GDR) (Non-voting ) - 144A**............................         3,679
                                                                                                    ------------
                                                                                                         214,662
                                                                                                    ------------
                  SHIPBUILDING
         20,000   Daewoo Heavy Industries.........................................................       102,601
                                                                                                    ------------
                  STEEL & IRON
          5,500   Pohang Iron & Steel Co..........................................................       308,807
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................       720,000
                                                                                                    ------------

                  SPAIN (2.2%)
                  BANKING
         50,800   Banco Bilbao Vizcaya S.A........................................................     2,386,968
         32,000   Banco Popular Espanol S.A.......................................................     3,109,213
                                                                                                    ------------
                                                                                                       5,496,181
                                                                                                    ------------
                  TELECOMMUNICATIONS
         45,000   Telefonica de Espana S.A........................................................     1,985,336
                                                                                                    ------------

                  TOTAL SPAIN.....................................................................     7,481,517
                                                                                                    ------------

                  SWEDEN (3.7%)
                  AUTOMOBILES
         28,000   Volvo AB (B Shares).............................................................       889,582
                                                                                                    ------------
                  COMMERCIAL SERVICES
         42,700   Securitas AB (Series B).........................................................     1,449,897
                                                                                                    ------------
                  INSURANCE
         58,700   Skandia Forsakrings AB..........................................................     3,817,827
                                                                                                    ------------
                  MANUFACTURING
         13,100   Assa Abloy AB (Series B)........................................................       413,745
                                                                                                    ------------
                  PHARMACEUTICALS
         80,000   Astra AB (B Shares).............................................................     1,587,916
                                                                                                    ------------
                  RETAIL
         30,848   Hennes & Mauritz AB (B Shares)..................................................     1,548,080
                                                                                                    ------------
                  TELECOMMUNICATIONS
          9,000   Europolitan Holdings AB.........................................................       460,645
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS EQUIPMENT
         49,500   Ericsson (L.M.) Telephone Co. AB (Series "B" Free)..............................  $  2,348,168
                                                                                                    ------------
                  TOTAL SWEDEN....................................................................    12,515,860
                                                                                                    ------------
                  SWITZERLAND (4.0%)
                  BANKING
          8,500   Credit Suisse Group.............................................................     1,701,116
            630   Union Bank of Switzerland.......................................................     1,029,331
                                                                                                    ------------
                                                                                                       2,730,447
                                                                                                    ------------
                  COMPUTER SOFTWARE
             60   Kudelski SA*....................................................................       381,890
                                                                                                    ------------
                  FOODS & BEVERAGES
            875   Nestle AG.......................................................................     1,672,490
                                                                                                    ------------
                  PHARMACEUTICALS
            200   Ares-Serono Group (B Shares)....................................................       313,648
          2,253   Novartis AG.....................................................................     3,988,579
            340   Roche Holdings AG...............................................................     3,681,102
                                                                                                    ------------
                                                                                                       7,983,329
                                                                                                    ------------
                  RETAIL - FOOD CHAINS
          1,790   Valora Holding AG...............................................................       449,849
                                                                                                    ------------

                  TOTAL SWITZERLAND...............................................................    13,218,005
                                                                                                    ------------
                  TAIWAN (0.8%)
                  BUILDING MATERIALS
         19,775   Asia Cement Corp. (GDR).........................................................       219,503
                                                                                                    ------------
                  COMPUTERS - PERIPHERAL EQUIPMENT
         26,367   Asustek Computer Inc. (GDR)*....................................................       625,557
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
$           300 K Siliconware Precision Industries Co. 0.50% due 07/21/04 (Conv.).................       303,000
$           125 K United Microelectronics 0.25% due 05/16/04 (Conv.)..............................       148,750
                                                                                                    ------------
                                                                                                         451,750
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  RETAIL
$           180 K Far Eastern Department Stores 3.00% due 07/06/01 (Conv.) - 144A**...............  $    163,800
                                                                                                    ------------
                  STEEL
         26,653   China Steel Corp. (GDR).........................................................       377,806
                                                                                                    ------------
                  TRANSPORTATION
$           600 K Yang Ming Marine Transportation 2.00% due 10/06/01 (Conv.) - 144A**.............       684,000
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................     2,522,416
                                                                                                    ------------

                  THAILAND (0.1%)
                  BANKING
         18,600   Thai Farmers Bank Public Co., Ltd. (Alien Market)...............................        46,381
                                                                                                    ------------
                  MEDIA
         18,000   BEC World Public Co., Ltd.......................................................        93,913
                                                                                                    ------------
                  OIL RELATED
         11,000   PTT Exploration & Production PCL................................................       125,473
                                                                                                    ------------
                  TELECOMMUNICATIONS
          8,000   Advanced Info Service Public Co., Ltd...........................................        62,609
                                                                                                    ------------

                  TOTAL THAILAND..................................................................       328,376
                                                                                                    ------------

                  UNITED KINGDOM (13.5%)
                  AEROSPACE & DEFENSE
         27,494   British Aerospace PLC...........................................................       904,202
        286,815   Rolls-Royce PLC.................................................................     1,337,237
         51,324   Smiths Industries PLC...........................................................       752,181
                                                                                                    ------------
                                                                                                       2,993,620
                                                                                                    ------------
                  AUTO PARTS
         41,613   Laird Group PLC.................................................................       332,051
                                                                                                    ------------
                  AUTO PARTS - ORIGINAL EQUIPMENT
        150,335   BBA Group PLC...................................................................     1,122,975
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  BANKING
          4,400   HSBC Holdings PLC...............................................................  $    134,586
         59,632   HSBC Holdings PLC (75P).........................................................     1,941,202
         16,256   Standard Chartered PLC..........................................................       235,117
                                                                                                    ------------
                                                                                                       2,310,905
                                                                                                    ------------
                  BEVERAGES - ALCOHOLIC
        129,600   Diageo PLC......................................................................     1,522,519
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
        162,929   Blue Circle Industries PLC......................................................       996,511
                                                                                                    ------------
                  BUSINESS & PUBLIC SERVICES
         47,492   Reuters Group, PLC..............................................................       511,103
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES
          5,300   Sage Group (The) PLC............................................................       122,224
                                                                                                    ------------
                  CONGLOMERATES
        231,912   BTR PLC.........................................................................       759,594
         37,257   SEMA Group PLC..................................................................     1,466,227
        242,098   Tomkins PLC.....................................................................     1,471,623
                                                                                                    ------------
                                                                                                       3,697,444
                                                                                                    ------------
                  ELECTRICAL EQUIPMENT
        178,502   BICC Group (The) PLC............................................................       441,476
        179,441   General Electric Co. PLC........................................................     1,418,356
                                                                                                    ------------
                                                                                                       1,859,832
                                                                                                    ------------
                  ENERGY
        291,714   Lasmo PLC.......................................................................     1,345,454
        296,773   Shell Transport & Trading Co. PLC...............................................     2,177,165
                                                                                                    ------------
                                                                                                       3,522,619
                                                                                                    ------------
                  ENTERTAINMENT
         66,535   Granada Group PLC...............................................................     1,194,145
         60,701   London Clubs International PLC..................................................       201,861
                                                                                                    ------------
                                                                                                       1,396,006
                                                                                                    ------------
                  FINANCIAL SERVICES
        113,578   Abbey National PLC..............................................................     2,195,988
                                                                                                    ------------
                  FOOD PROCESSING
         72,028   Associated British Foods PLC....................................................       740,853
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
         72,140   B.A.T. Industries PLC...........................................................       734,169
         50,495   Bass PLC........................................................................       966,176
                                                                                                    ------------
                                                                                                       1,700,345
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  HEALTH & PERSONAL CARE
        100,560   Glaxo Wellcome PLC..............................................................  $  2,700,496
        101,100   SmithKline Beecham PLC..........................................................     1,275,559
                                                                                                    ------------
                                                                                                       3,976,055
                                                                                                    ------------
                  INSURANCE
         49,779   General Accident PLC............................................................     1,226,157
         85,621   Prudential Corp. PLC............................................................     1,256,253
        133,461   Royal & Sun Alliance Insurance Group PLC........................................     1,697,233
                                                                                                    ------------
                                                                                                       4,179,643
                                                                                                    ------------
                  LEISURE
        163,868   Rank Group PLC..................................................................     1,104,259
                                                                                                    ------------
                  MEDIA
         10,907   Daily Mail & General Trust (Class A)............................................       435,071
                                                                                                    ------------
                  MERCHANDISING
         64,000   Kingfisher PLC..................................................................     1,196,775
                                                                                                    ------------
                  NATURAL GAS
        121,785   BG PLC..........................................................................       630,896
                                                                                                    ------------
                  PAPER PRODUCTS
         73,720   Bunzl PLC.......................................................................       340,014
                                                                                                    ------------
                  REAL ESTATE
         41,139   Bradford Property Trust PLC.....................................................       221,367
         72,174   Pillar Property, PLC............................................................       378,715
                                                                                                    ------------
                                                                                                         600,082
                                                                                                    ------------
                  RETAIL - DEPARTMENT STORES
         86,822   Next PLC........................................................................       840,061
                                                                                                    ------------
                  TELECOMMUNICATIONS
        267,921   British Telecommunications PLC..................................................     2,910,198
        257,867   Securicor PLC...................................................................     1,758,160
                                                                                                    ------------
                                                                                                       4,668,358
                                                                                                    ------------
                  TRANSPORTATION
         41,844   British Airways PLC.............................................................       424,798
         26,512   Forth Ports PLC.................................................................       290,193
         23,639   Stagecoach Holdings PLC.........................................................       391,871
                                                                                                    ------------
                                                                                                       1,106,862
                                                                                                    ------------
                  UTILITIES - ELECTRIC
         98,822   National Power PLC..............................................................     1,010,666
                                                                                                    ------------

                  TOTAL UNITED KINGDOM............................................................    45,113,737
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  UNITED STATES (36.4%)
                  AEROSPACE & DEFENSE
         38,000   General Motors Corp. (Class H)..................................................  $  1,719,500
                                                                                                    ------------
                  AIRLINES
         52,000   Continental Airlines, Inc. (Class B)*...........................................     3,058,250
                                                                                                    ------------
                  AUTOMOBILES
         69,000   Chrysler Corp...................................................................     2,867,812
         52,000   Ford Motor Co...................................................................     3,370,250
                                                                                                    ------------
                                                                                                       6,238,062
                                                                                                    ------------
                  BANKING
         26,000   BankBoston Corp.................................................................     2,866,500
         23,000   Chase Manhattan Corp. (The).....................................................     3,102,125
         20,000   Citicorp........................................................................     2,840,000
         76,000   First Tennessee National Corp...................................................     2,441,500
                                                                                                    ------------
                                                                                                      11,250,125
                                                                                                    ------------
                  BEVERAGES - SOFT DRINKS
         74,000   PepsiCo, Inc....................................................................     3,158,875
                                                                                                    ------------
                  CHEMICALS
         64,000   Georgia Gulf Corp...............................................................     1,736,000
         60,500   Monsanto Co.....................................................................     3,146,000
                                                                                                    ------------
                                                                                                       4,882,000
                                                                                                    ------------
                  COMMUNICATIONS - EQUIPMENT & SOFTWARE
         43,500   Cisco Systems, Inc.*............................................................     2,974,312
                                                                                                    ------------
                  COMPUTER SOFTWARE
         36,000   Microsoft Corp.*................................................................     3,219,750
                                                                                                    ------------
                  COMPUTERS - SYSTEMS
         86,000   Compaq Computer Corp............................................................     2,225,250
         83,300   Gateway 2000, Inc.*.............................................................     3,909,894
         67,000   Sun Microsystems, Inc.*.........................................................     2,793,062
                                                                                                    ------------
                                                                                                       8,928,206
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         35,000   Intel Corp......................................................................     2,730,000
                                                                                                    ------------
                  ENTERTAINMENT
         26,000   The Walt Disney Co..............................................................     2,775,500
                                                                                                    ------------
                  FINANCIAL SERVICES
         45,000   Federal National Mortgage Assoc.................................................     2,846,250
         46,000   Travelers Group, Inc............................................................     2,760,000
                                                                                                    ------------
                                                                                                       5,606,250
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
         34,000   General Mills, Inc..............................................................  $  2,584,000
                                                                                                    ------------
                  HEALTH MAINTENANCE ORGANIZATIONS
         40,200   Humana, Inc.*...................................................................       997,462
                                                                                                    ------------
                  INDUSTRIALS
         33,000   General Electric Co.............................................................     2,844,187
         37,000   Honeywell, Inc..................................................................     3,059,437
                                                                                                    ------------
                                                                                                       5,903,624
                                                                                                    ------------
                  INSURANCE
         24,000   American International Group, Inc...............................................     3,022,500
                                                                                                    ------------
                  MEDICAL SERVICES
         58,000   HBO & Co........................................................................     3,498,125
                                                                                                    ------------
                  OIL INTEGRATED - INTERNATIONAL
         40,000   Exxon Corp......................................................................     2,705,000
         35,500   Mobil Corp......................................................................     2,720,187
         47,000   Texaco, Inc.....................................................................     2,831,750
                                                                                                    ------------
                                                                                                       8,256,937
                                                                                                    ------------
                  PAPER & FOREST PRODUCTS
         58,000   Bowater, Inc....................................................................     3,273,375
         56,000   Champion International Corp.....................................................     3,041,500
                                                                                                    ------------
                                                                                                       6,314,875
                                                                                                    ------------
                  PHARMACEUTICALS
         33,500   American Home Products Corp.....................................................     3,195,063
         36,200   Johnson & Johnson...............................................................     2,653,913
         22,000   Warner-Lambert Co...............................................................     3,746,875
                                                                                                    ------------
                                                                                                       9,595,851
                                                                                                    ------------
                  RAILROAD EQUIPMENT
         44,000   Trinity Industries, Inc.........................................................     2,414,500
                                                                                                    ------------
                  RETAIL - DEPARTMENT STORES
        222,000   Kmart Corp......................................................................     3,704,625
                                                                                                    ------------
                  RETAIL - SPECIALTY
         73,000   Bed Bath & Beyond, Inc.*........................................................     3,371,688
         43,000   Home Depot, Inc.................................................................     2,899,813
         80,000   Pep Boys-Manny, Moe & Jack......................................................     1,855,000
                                                                                                    ------------
                                                                                                       8,126,501
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  SAVINGS & LOAN ASSOCIATIONS
         27,000   Golden West Financial Corp......................................................  $  2,586,938
         37,000   Washington Mutual, Inc..........................................................     2,652,438
                                                                                                    ------------
                                                                                                       5,239,376
                                                                                                    ------------
                  STEEL
         52,000   Nucor Corp......................................................................     2,830,750
                                                                                                    ------------
                  TOBACCO
         56,000   Philip Morris Companies, Inc....................................................     2,334,500
                                                                                                    ------------
                  TOTAL UNITED STATES.............................................................   121,364,456
                                                                                                    ------------
                  TOTAL COMMON AND PREFERRED STOCKS, AND BONDS
                  (IDENTIFIED COST $254,765,071)..................................................   326,457,594
                                                                                                    ------------

    CURRENCY
   AMOUNT IN
   THOUSANDS
----------------
                  PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.2%)
     Y  975,492   August 11, 1998/Yen 123.48 (IDENTIFIED COST $213,300)...........................       515,870
                                                                                                    ------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT (a) (1.6%)
                  U.S. GOVERNMENT AGENCY
$         5,400   Federal Home Loan Bank 5.90% due 04/01/98 (AMORTIZED COST $5,400,000)...........  $  5,400,000
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $260,378,371) (b)........................................................   99.8 %   332,373,464

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.2         533,301
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 332,906,765
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $87,538,467 and the aggregate gross unrealized depreciation is $15,543,374, resulting in net unrealized appreciation of $71,995,093.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
SUMMARY OF INVESTMENTS MARCH 31, 1998

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace & Defense...............................................................  $  4,713,120        1.4 %
Agriculture.......................................................................       248,483        0.1
Airlines..........................................................................     3,548,860        1.1
Apparel...........................................................................       377,089        0.1
Appliances & Household Durables...................................................       331,498        0.1
Auto Parts........................................................................       386,409        0.1
Auto Parts - Original Equipment...................................................     1,122,975        0.3
Automobiles.......................................................................    10,995,566        3.3
Banking...........................................................................    32,293,099        9.7
Beverages.........................................................................        58,413        0.0
Beverages - Alcoholic.............................................................     1,522,519        0.5
Beverages - Soft Drinks...........................................................     4,715,975        1.4
Building & Construction...........................................................     2,142,243        0.6
Building Materials................................................................       219,503        0.1
Business & Public Services........................................................     1,737,547        0.5
Business Services.................................................................        62,617        0.0
Chemicals.........................................................................    10,011,252        3.0
Commercial Services...............................................................     1,911,830        0.6
Communications - Equipment & Software.............................................     2,974,312        0.9
Computer Software.................................................................     4,123,129        1.2
Computer Software & Services......................................................       122,224        0.0
Computers - Peripheral Equipment..................................................       625,557        0.2
Computers - Systems...............................................................     8,928,206        2.7
Conglomerates.....................................................................     8,209,885        2.5
Consumer Products.................................................................     1,105,364        0.3
Currency Options..................................................................       515,870        0.2
Electrical Equipment..............................................................     8,416,927        2.5
Electronics.......................................................................     2,431,831        0.7
Electronics - Semiconductors......................................................     1,073,084        0.3
Electronics - Semiconductors/ Components..........................................     3,264,939        1.0
Energy............................................................................     9,205,855        2.8
Engineering & Construction........................................................       175,689        0.1
Entertainment.....................................................................     4,171,506        1.3
Financial Services................................................................    14,277,632        4.3
Food Manufacturer.................................................................       134,818        0.0
Food Processing...................................................................       740,853        0.2
Food, Beverage, Tobacco, & Household Products.....................................     8,650,379        2.6
Foods & Beverages.................................................................     1,987,306        0.6

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Gaming............................................................................  $    246,822        0.1 %
Health & Personal Care............................................................     3,976,055        1.2
Health Maintenance Organizations..................................................       997,462        0.3
Healthcare........................................................................       285,528        0.1
Industrials.......................................................................     5,903,624        1.8
Insurance.........................................................................    19,733,783        5.9
Leisure...........................................................................     6,065,080        1.8
Life Insurance....................................................................       343,441        0.1
Machinery.........................................................................       830,208        0.3
Manufacturing.....................................................................       413,745        0.1
Manufacturing - Consumer & Industrial Products....................................     2,202,601        0.7
Media.............................................................................     4,388,392        1.3
Medical Services..................................................................     3,498,125        1.1
Merchandising.....................................................................     1,196,775        0.4
Metals............................................................................       118,252        0.0
Metals & Mining...................................................................       552,338        0.2
Natural Gas.......................................................................       630,896        0.2
Oil & Gas.........................................................................       433,486        0.1
Oil & Gas Exploration.............................................................       144,000        0.0
Oil - Exploration & Production....................................................     1,261,117        0.4
Oil Integrated - International....................................................     8,256,937        2.5
Oil Related.......................................................................       125,473        0.0
Paper & Forest Products...........................................................     6,314,875        1.9
Paper Products....................................................................       372,599        0.1
Pharmaceuticals...................................................................    24,210,974        7.3
Publishing........................................................................     2,169,961        0.7
Railroad Equipment................................................................     2,414,500        0.7
Real Estate.......................................................................     4,197,005        1.3
Retail............................................................................     5,058,659        1.5
Retail - Department Stores........................................................     4,544,686        1.4
Retail - Food Chains..............................................................       449,849        0.1
Retail - Specialty................................................................     8,126,501        2.4
Savings & Loan Associations.......................................................     5,239,376        1.6
Shipbuilding......................................................................       159,886        0.0
Steel.............................................................................     3,208,556        1.0
Steel & Iron......................................................................       785,419        0.2
Technology Related................................................................       360,220        0.1
Telecommunications................................................................    21,451,465        6.4
Telecommunications Equipment......................................................     3,604,831        1.1
Textiles..........................................................................       973,664        0.3
Tobacco...........................................................................     2,334,500        0.7
Transportation....................................................................     3,526,973        1.1

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
SUMMARY OF INVESTMENTS MARCH 31, 1998, CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
U.S. Government Agency............................................................  $  5,400,000        1.6 %
Utilities.........................................................................       134,225        0.0
Utilities - Electric..............................................................     7,701,261        2.3
Utilities - Telecommunications....................................................        79,231        0.0
Utilities - Telephone.............................................................       139,375        0.0
Wholesale Distributor.............................................................       276,369        0.1
                                                                                    ------------     -----
                                                                                    $332,373,464       99.8 %
                                                                                    ------------     -----
                                                                                    ------------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $319,109,315       95.8 %
Convertible Bonds.................................................................     1,361,792        0.4
Preferred Stocks..................................................................     5,986,487        1.8
Purchased Option..................................................................       515,870        0.2
Short-Term Investment.............................................................     5,400,000        1.6
                                                                                    ------------     -----
                                                                                    $332,373,464       99.8 %
                                                                                    ------------     -----
                                                                                    ------------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $260,378,371)..............................................................  $332,373,464
Cash (including $158,813 in foreign currency).................................................       683,185
Receivable for:
    Dividends.................................................................................       626,445
    Shares of beneficial interest sold........................................................       299,544
    Foreign withholding taxes reclaimed.......................................................       193,257
    Interest..................................................................................        15,777
Prepaid expenses and other assets.............................................................        32,752
                                                                                                ------------
     TOTAL ASSETS.............................................................................   334,224,424
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       501,838
    Investment management fee.................................................................       290,288
    Plan of distribution fee..................................................................       266,116
Accrued expenses and other payables...........................................................       259,417
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,317,659
                                                                                                ------------
     NET ASSETS...............................................................................  $332,906,765
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $267,760,676
Net unrealized appreciation...................................................................    71,981,858
Accumulated undistributed net investment income...............................................       753,376
Distributions in excess of net realized gain..................................................    (7,589,145)
                                                                                                ------------
     NET ASSETS...............................................................................  $332,906,765
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $323,520
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        17,626
     NET ASSET VALUE PER SHARE................................................................        $18.35
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $19.37
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $303,691,977
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    16,637,501
     NET ASSET VALUE PER SHARE................................................................        $18.25
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................       $59,927
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         3,281
     NET ASSET VALUE PER SHARE................................................................        $18.26
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................   $28,831,341
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,567,694
     NET ASSET VALUE PER SHARE................................................................        $18.39
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $656,563 foreign withholding tax)............................................  $ 6,514,500
Interest.......................................................................................      478,409
                                                                                                 -----------

     TOTAL INCOME..............................................................................    6,992,909
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    3,799,326
Plan of distribution fee (Class A shares)......................................................          976
Plan of distribution fee (Class B shares)......................................................    3,590,200
Plan of distribution fee (Class C shares)......................................................          342
Transfer agent fees and expenses...............................................................      819,600
Custodian fees.................................................................................      396,373
Professional fees..............................................................................      118,815
Registration fees..............................................................................       91,294
Shareholder reports and notices................................................................       87,799
Trustees' fees and expenses....................................................................       16,539
Other..........................................................................................       53,826
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    8,975,090
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................   (1,982,181)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
    Investments................................................................................   19,978,558
    Foreign exchange transactions..............................................................      295,857
                                                                                                 -----------

     NET GAIN..................................................................................   20,274,415
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   39,568,580
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................      (13,324)
                                                                                                 -----------

     NET APPRECIATION..........................................................................   39,555,256
                                                                                                 -----------

     NET GAIN..................................................................................   59,829,671
                                                                                                 -----------

NET INCREASE...................................................................................  $57,847,490
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR     FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                             MARCH 31, 1998*  MARCH 31, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss........................................................  $    (1,982,181) $   (4,146,643)
Net realized gain..........................................................       20,274,415      20,966,100
Net change in unrealized appreciation......................................       39,555,256      (8,721,872)
                                                                             ---------------  --------------

     NET INCREASE..........................................................       57,847,490       8,097,585
                                                                             ---------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.............................................................          (35,893)       --
Class B shares.............................................................      (28,091,307)    (31,533,387)
Class C shares.............................................................           (5,187)       --
Class D shares.............................................................       (2,509,489)       --
                                                                             ---------------  --------------

     TOTAL DISTRIBUTIONS...................................................      (30,641,876)    (31,533,387)
                                                                             ---------------  --------------
Net decrease from transactions in shares of beneficial interest............     (113,257,023)    (77,594,246)
                                                                             ---------------  --------------

     NET DECREASE..........................................................      (86,051,409)   (101,030,048)

NET ASSETS:
Beginning of period........................................................      418,958,174     519,988,222
                                                                             ---------------  --------------

     END OF PERIOD
    (INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $753,376
    AND ACCUMULATED NET INVESTMENT LOSS OF $1,043,971, RESPECTIVELY).......  $   332,906,765  $  418,958,174
                                                                             ---------------  --------------
                                                                             ---------------  --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter World Wide Investment Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return on its assets primarily through long-term capital growth and to a lesser extent, from income. The Fund seeks to achieve its objective by investing in common stocks and equivalents, preferred stocks, bonds and other debt obligations of domestic and foreign companies, governments and international organizations. The Fund was organized as a Massachusetts business trust on July 7, 1983 and commenced operations on October 31, 1983. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

"Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business and also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's non-U.S. investments, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $18,371,649 at March 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended March 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended March 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $660,450 and received $2,549 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1998 aggregated $243,819,917 and $378,108,281, respectively.

For the year ended March 31, 1998, the Fund incurred brokerage commissions of $38,595 with DWR for portfolio transactions executed on behalf of the Fund.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

For the year ended March 31, 1998, the Fund incurred brokerage commissions of $4,956 with Deutsche Morgan Grenfell, an affiliate of the sub-adviser, for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through March 31, 1998, the Fund incurred brokerage commissions with Morgan Stanley & Co. Inc., an affiliate of the Investments Manager since May 31, 1997, of $39,856 for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $7,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,685. At March 31, 1998, the Fund had an accrued pension liability of $48,756 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,084,000 during fiscal 1998.

As of March 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on passive foreign investment companies sold by the Fund. To reflect reclassifications arising from the permanent differences, distributions in excess of net realized gain was charged $3,612,736, paid-in-capital was charged $166,792 and accumulated undistributed net investment income was credited $3,779,528.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         MARCH 31, 1998+                MARCH 31, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................       75,215   $    1,379,650       --             --
Reinvestment of distributions....................................        2,282           35,894       --             --
Redeemed.........................................................      (59,871)      (1,066,363)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       17,626          349,181       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    4,919,425       88,801,436     3,614,740   $ 65,929,566
Reinvestment of distributions....................................    1,675,757       26,259,113     1,730,254     29,812,283
Redeemed.........................................................  (12,185,108)    (219,841,327)   (9,610,570)  (173,336,095)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (5,589,926)    (104,780,778)   (4,265,576)   (77,594,246)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................        3,513           66,207       --             --
Reinvestment of distributions....................................          331            5,187       --             --
Redeemed.........................................................         (563)         (10,013)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................        3,281           61,381       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................      256,236        4,612,093       --             --
Reinvestment of distributions....................................      159,333        2,509,489       --             --
Redeemed.........................................................     (881,346)     (16,008,389)      --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class D...........................................     (465,777)      (8,886,807)      --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (6,034,796)  $ (113,257,023)   (4,265,576)  $(77,594,246)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 +   On July 28, 1997, 2,033,471 shares representing $40,059,381 were transferred to Class D.
 *   For the period July 28, 1997 (issue date) through March 31, 1998.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 1998, there were no outstanding forward contracts.

8. OTHER

On January 29, 1998, the Board of Trustees of the Fund and of Dean Witter Global Dividend Growth Securities ("Global Dividend") approved a reorganization plan ("the Plan") whereby the Fund would be merged into Global Dividend. This plan is subject to the consent of the Fund's shareholders. If approved, the assets of the Fund would be combined with the assets of Global Dividend and shareholders of the Fund would become shareholders of Global Dividend, receiving shares of the corresponding class of Global Dividend equal to the value of their holdings in the Fund. On May 21, 1998, the plan was approved by the Fund's shareholders. The merger is anticipated to close on or about June 8, 1998.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE YEAR ENDED MARCH 31,
                  ----------------------------------------------------------------------------------------------------------------
                   1998*++      1997       1996        1995       1994       1993        1992       1991       1990        1989
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period..........     $17.27     $18.23     $15.71      $18.20     $14.72     $14.65      $14.57     $14.84     $14.98      $14.93
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 gain (loss).....     (0.10)     (0.18)     (0.06)      (0.02)     (0.05)     --          --           0.23      0.11        0.08

Net realized and
 unrealized gain
 (loss)..........       2.73       0.45       2.60      (1.83)       4.24      0.39         1.05       0.18      0.82        1.24
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......       2.63       0.27       2.54      (1.85)       4.19      0.39         1.05       0.41      0.93        1.32
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions:
   From net
    investment
    income.......     --         --         --          --         --         --           (0.05)     (0.23)    (0.11)      (0.08)
   In excess of
    net
    investment
     income......     --         --         --          (0.02)     --         --          --         --         --         --
   From net
    realized
    gain.........     (1.65)     (1.23)     (0.02)      (0.39)     (0.71)     (0.32)       (0.92)     (0.45)    (0.96)      (1.19)
   In excess of
    net realized
    gain.........     --         --         --          (0.23)     --         --          --         --         --         --
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...     (1.65)     (1.23)     (0.02)      (0.64)     (0.71)     (0.32)       (0.97)     (0.68)    (1.07)      (1.27)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period...     $18.25     $17.27     $18.23      $15.71     $18.20     $14.72      $14.65     $14.57     $14.84      $14.98
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........      16.68%      1.61%     16.20%    (10.37)%     28.40%     2.69%        7.33%      2.80%     6.09%       9.31%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       2.42%      2.36%      2.45%       2.41%      2.40%     2.42%        2.27%      2.29%     2.21%       2.18%

Net investment
 income (loss)...     (0.56)%    (0.84)%    (0.21)%     (0.32)%    (0.61)%     0.06%        0.03%      1.53%     0.70%       0.50%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........       $304       $419       $520        $512       $494       $218        $263       $279       $306        $312

Portfolio
 turnover rate...         67%        48%       126%         67%        68%      139%          89%        68%       75%         67%

Average
 commission rate
 paid............    $0.0075    $0.0116    $0.0169      --         --         --          --         --         --         --

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        MARCH 31, 1998++
----------------------------------------------------------------------------------------

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 19.70
Net realized and unrealized gain......................................         0.30
Less distributions from net realized gain.............................        (1.65)
                                                                             ------
Net asset value, end of period........................................      $ 18.35
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         2.93%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.70%(2)
Net investment loss...................................................        (0.01)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $324
Portfolio turnover rate...............................................           67%
Average commission rate paid..........................................      $0.0075

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 19.70
                                                                             ------
Net investment loss...................................................        (0.10)
Net realized and unrealized gain......................................         0.31
                                                                             ------
Total from investment operations......................................         0.21
                                                                             ------
Less distributions from net realized gain.............................        (1.65)
                                                                             ------
Net asset value, end of period........................................      $ 18.26
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         2.45%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.46%(2)
Net investment loss...................................................        (0.88)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $60
Portfolio turnover rate...............................................           67%
Average commission rate paid..........................................      $0.0075

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        MARCH 31, 1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 19.70
                                                                             ------

Net investment income.................................................         0.02

Net realized and unrealized gain......................................         0.32
                                                                             ------

Total from investment operations......................................         0.34
                                                                             ------

Less distributions from net realized gain.............................        (1.65)
                                                                             ------

Net asset value, end of period........................................      $ 18.39
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         3.14%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.42%(2)

Net investment income.................................................         0.14%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................      $28,831

Portfolio turnover rate...............................................           67%

Average commission rate paid..........................................      $0.0075

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER WORLD WIDE INVESTMENT TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter World Wide Investment Trust (the "Fund") at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As described in Note 8 to the financial statements, the Fund's Board of Trustees and shareholders have approved a reorganization plan whereby the Fund would be merged into Dean Witter Global Dividend Growth Securities.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MAY 21, 1998

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FEDERAL TAX NOTICE (UNAUDITED)

                            1998 FEDERAL TAX NOTICE

For the year ended March 31, 1998, the Fund paid to Class A, B, C and D shareholders $1.36 per share from long-term capital gains. Of this $1.36 distribution, $0.38 is taxable as 28% rate gain and $0.98 is taxable as 20% rate gain. Additionally, for such period 29.81% of the income paid qualified for the dividends received deduction available to corporations.

For the year ended March 31, 1998, the Fund has elected, pursuant to Section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.05 per share with respect to this election.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.

SUB-ADVISER
Morgan Grenfell Investment Services Limited



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
WORLD WIDE
INVESTMENT TRUST


[GRAPHIC]


ANNUAL REPORT
MARCH 31, 1998